Borrowings (Details 2) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction | $		$ 3,193,089
Borrowings	R$ 24,898,156		R$ 23,361,421
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 24,161,801		22,141,580
Foreign currency | Export prepayment 1
Disclosure of detailed information about borrowings [line items]
Issue date	January 2013
Initial amount of the transaction | $		200,000
Maturity	November 2022
Charges (% per year)	US dollar exchange variation + semiannual Libor + 1.10
Borrowings	R$ 311,082		331,701
Foreign currency | Export prepayment 2
Disclosure of detailed information about borrowings [line items]
Issue date	September 2017
Initial amount of the transaction | $		135,000
Maturity	March 2017
Charges (% per year)	US dollar exchange variation + semiannual Libor + 1.61
Borrowings	R$ 499,460		449,872
Foreign currency | Export prepayment
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction | $		$ 335,000
Borrowings	R$ 810,542		R$ 781,573